Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,031,103	$ 2,504,896	$ 2,075,755
Cost of revenues	2,103,707	1,722,104	1,106,447
Gross profit	1,927,396	782,792	969,308
Operating expenses:
Research and development, net	1,054,895	1,021,869	706,021
Sales and marketing	874,793	604,114	241,114
General and administrative	2,927,310	2,840,660	595,074
Total operating expenses	4,856,998	4,466,643	1,542,209
Loss from operations	2,929,602	3,683,851	572,901
Financial expenses (income), net	(220,006)	4,495	251,323
Net loss and other comprehensive loss	$ 2,709,596	$ 3,688,346	$ 824,224
Basic net loss attributable to shareholders per Ordinary share (in Dollars per share)	$ (0.34)	$ (0.49)	$ (0.24)
Weighted average number of ordinary shares used in computing loss per ordinary share (in Shares)	7,908,266	7,528,038	3,464,470